Pro Forma Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Merger and UPREIT Reorganization, and Proforma Financial Information
Pro Forma Financial Information Disclosure

		Years Ended December 31,
		2011	2010
Pro forma total revenues	(a)	$340,781	$344,953

Pro forma income from continuing operations		58,233	82,019
Less: Income from continuing operations attributable to noncontrolling interests		(14,301)	(23,856)
Pro forma income from continuing operations attributable to CPA®:16 – Global stockholders	(b)	$43,932	$58,163
Pro forma earnings per share:	(c)
Income from continuing operations attributable to CPA®:16 – Global stockholders		$0.22	$0.29